Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 13, 2021
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
CIK	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 13, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 13, 2021
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A